Deposit for an Acquisition - Schedule of Deposit for an Acquisition (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Deposit for an Acquisition [Abstract]
Deposit for an acquisition			$ 3,920,925	$ 3,370,757
Less: Long term portion
Deposit for an acquisition – current portion			$ 3,920,925	$ 3,370,757